Accumulated Other Comprehensive Income/ (Loss) (Details) - Schedule of Accumulated Other Comprehensive Income/(Loss) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
(Loss)/ Gain on employee benefit [Member]
(Loss)/ Gain on employee benefit
Balance, beginning of period	$ 46,101	$ 115,818
Recognized during the period, net of taxes amounts to $NIL	(42,235)	(48,593)
Reclassification to net income: Amortization losses/(gains)	(3,351)	(21,124)
Balance, end of period	515	46,101	$ 46,101
Foreign currency translation adjustment [Member]
(Loss)/ Gain on employee benefit
Balance, beginning of period	1,749,891	1,712,181
Translation adjustments gain recognized during the period, net of taxes amounts to $NIL	43,892	37,710	37,710	$ 1,031,760
Balance, end of period	1,793,783	1,749,891	1,749,891
Accumulated other comprehensive income	$ 1,794,298	$ 1,795,992	$ 1,795,992	$ 1,827,999